Concentrations	12 Months Ended
Dec. 31, 2014
Concentrations [Abstract]
Concentrations

Note 8. Concentrations

At December 31, 2014 and 2013, the Company had deposits in major financial institutions that exceeded the amount under protection by the Securities Investor Protection Corporation (“SIPC”). Currently, the Company is covered up to $1,000,000 by the SIPC. The excess amount at December 31, 2014 was $4,525,094.